Convertible Redeemable Preferred Shares - Schedule of Convertible Redeemable Preferred Shares (Details) - USD ($)	3 Months Ended
	Jun. 30, 2025	Mar. 31, 2025	Jun. 30, 2024	Mar. 31, 2024
Schedule of Convertible Redeemable Preferred Shares [Line Items]
Convertible redeemable preferred shares, Amount at beginning		$ 2,861,748,733
Repurchase of preferred shares	$ 38,093,537
Convertible redeemable preferred shares, Amount at ending
Series A-1 Preferred Shares [Member]
Schedule of Convertible Redeemable Preferred Shares [Line Items]
Convertible redeemable preferred shares at beginning (in Shares)	15,181,000	15,181,000	15,181,000	15,181,000
Convertible redeemable preferred shares, Amount at beginning	$ 491,408,970	$ 485,488,380	$ 580,673,250	$ 352,502,820
Issuance of Preferred Shares
Preferred Shares redemption value accretion		$ 5,920,590	$ 910,860	$ 228,170,430
Repurchase of preferred shares
Conversion of preferred shares to ordinary shares (in Shares)	(15,181,000)
Conversion of preferred shares to ordinary shares	$ (491,408,970)
Convertible redeemable preferred shares at ending (in Shares)		15,181,000	15,181,000	15,181,000
Convertible redeemable preferred shares, Amount at ending		$ 491,408,970	$ 581,584,110	$ 580,673,250
Series A-2 Preferred Shares [Member]
Schedule of Convertible Redeemable Preferred Shares [Line Items]
Convertible redeemable preferred shares at beginning (in Shares)	14,244,000	14,244,000	14,244,000	14,244,000
Convertible redeemable preferred shares, Amount at beginning	$ 461,505,600	$ 456,377,760	$ 546,969,600	$ 334,164,240
Issuance of Preferred Shares
Preferred Shares redemption value accretion		$ 5,127,840	$ 712,200	$ 212,805,360
Repurchase of preferred shares
Conversion of preferred shares to ordinary shares (in Shares)	(14,244,000)
Conversion of preferred shares to ordinary shares	$ (461,505,600)
Convertible redeemable preferred shares at ending (in Shares)		14,244,000	14,244,000	14,244,000
Convertible redeemable preferred shares, Amount at ending		$ 461,505,600	$ 547,681,800	$ 546,969,600
Series A-3 Preferred Shares [Member]
Schedule of Convertible Redeemable Preferred Shares [Line Items]
Convertible redeemable preferred shares at beginning (in Shares)	2,828,899	2,828,899	2,828,899	2,828,899
Convertible redeemable preferred shares, Amount at beginning	$ 91,684,617	$ 90,666,213	$ 108,686,300	$ 66,479,127
Issuance of Preferred Shares
Preferred Shares redemption value accretion		$ 1,018,404	$ 169,734	$ 42,207,173
Repurchase of preferred shares
Conversion of preferred shares to ordinary shares (in Shares)	(2,828,899)
Conversion of preferred shares to ordinary shares	$ (91,684,617)
Convertible redeemable preferred shares at ending (in Shares)		2,828,899	2,828,899	2,828,899
Convertible redeemable preferred shares, Amount at ending		$ 91,684,617	$ 108,856,034	$ 108,686,300
Series B-1 Preferred Shares [Member]
Schedule of Convertible Redeemable Preferred Shares [Line Items]
Convertible redeemable preferred shares at beginning (in Shares)	13,111,999	13,111,999	13,111,999	13,111,999
Convertible redeemable preferred shares, Amount at beginning	$ 426,402,207	$ 423,255,328	$ 510,450,121	$ 318,883,816
Issuance of Preferred Shares
Preferred Shares redemption value accretion		$ 3,146,879	$ 786,720	$ 191,566,305
Repurchase of preferred shares
Conversion of preferred shares to ordinary shares (in Shares)	(13,111,999)
Conversion of preferred shares to ordinary shares	$ (426,402,207)
Convertible redeemable preferred shares at ending (in Shares)		13,111,999	13,111,999	13,111,999
Convertible redeemable preferred shares, Amount at ending		$ 426,402,207	$ 511,236,841	$ 510,450,121
Series B-2 Preferred Shares [Member]
Schedule of Convertible Redeemable Preferred Shares [Line Items]
Convertible redeemable preferred shares at beginning (in Shares)	9,090,900	9,090,900	9,090,900	9,090,900
Convertible redeemable preferred shares, Amount at beginning	$ 296,817,885	$ 295,908,795	$ 359,545,095	$ 230,272,497
Issuance of Preferred Shares
Preferred Shares redemption value accretion		$ 909,090	$ 4,545,450	$ 129,272,598
Repurchase of preferred shares
Conversion of preferred shares to ordinary shares (in Shares)	(9,090,900)
Conversion of preferred shares to ordinary shares	$ (296,817,885)
Convertible redeemable preferred shares at ending (in Shares)		9,090,900	9,090,900	9,090,900
Convertible redeemable preferred shares, Amount at ending		$ 296,817,885	$ 364,090,545	$ 359,545,095
Series B-3 Preferred Shares [Member]
Schedule of Convertible Redeemable Preferred Shares [Line Items]
Convertible redeemable preferred shares at beginning (in Shares)	2,100,000	2,100,000
Convertible redeemable preferred shares, Amount at beginning	$ 68,775,000	$ 68,775,000
Preferred Shares redemption value accretion
Repurchase of preferred shares
Conversion of preferred shares to ordinary shares (in Shares)	(2,100,000)
Conversion of preferred shares to ordinary shares	$ (68,775,000)
Convertible redeemable preferred shares at ending (in Shares)		2,100,000
Convertible redeemable preferred shares, Amount at ending		$ 68,775,000
Series C Preferred Shares [Member]
Schedule of Convertible Redeemable Preferred Shares [Line Items]
Convertible redeemable preferred shares at beginning (in Shares)	13,684,800	13,684,800	13,684,800	13,684,800
Convertible redeemable preferred shares, Amount at beginning	$ 453,514,272	$ 458,577,648	$ 572,161,488	$ 395,627,568
Issuance of Preferred Shares
Preferred Shares redemption value accretion		$ (5,063,376)	$ 1,231,632	$ 176,533,920
Repurchase of preferred shares
Conversion of preferred shares to ordinary shares (in Shares)	(13,684,800)
Conversion of preferred shares to ordinary shares	$ (453,514,272)
Convertible redeemable preferred shares at ending (in Shares)		13,684,800	13,684,800	13,684,800
Convertible redeemable preferred shares, Amount at ending		$ 453,514,272	$ 573,393,120	$ 572,161,488
Series D Preferred Shares [Member]
Schedule of Convertible Redeemable Preferred Shares [Line Items]
Convertible redeemable preferred shares at beginning (in Shares)	12,963,577	12,963,577	12,963,577	11,747,760
Convertible redeemable preferred shares, Amount at beginning	$ 593,342,919	$ 582,699,609	$ 690,958,654	$ 572,468,345
Issuance of Preferred Shares (in Shares)				1,215,817
Issuance of Preferred Shares				$ 40,297,282
Preferred Shares redemption value accretion		$ 10,643,310	$ 2,592,716	$ 78,193,027
Repurchase of preferred shares (in Shares)	(3,017,119)
Repurchase of preferred shares	$ (138,093,537)
Conversion of preferred shares to ordinary shares (in Shares)	(9,946,458)
Conversion of preferred shares to ordinary shares	$ (455,249,382)
Convertible redeemable preferred shares at ending (in Shares)		12,963,577	12,963,577	12,963,577
Convertible redeemable preferred shares, Amount at ending		$ 593,342,919	$ 693,551,370	$ 690,958,654
Series B-3 Preferred Shares [Member]
Schedule of Convertible Redeemable Preferred Shares [Line Items]
Convertible redeemable preferred shares at beginning (in Shares)		2,100,000	2,100,000	2,100,000
Convertible redeemable preferred shares, Amount at beginning			$ 84,924,000	$ 55,965,000
Issuance of Preferred Shares
Preferred Shares redemption value accretion			$ 147,000	$ 28,959,000
Convertible redeemable preferred shares at ending (in Shares)			2,100,000	2,100,000
Convertible redeemable preferred shares, Amount at ending			$ 85,071,000	$ 84,924,000
Preferred Shares [Member]
Schedule of Convertible Redeemable Preferred Shares [Line Items]
Convertible redeemable preferred shares at beginning (in Shares)	83,205,175	83,205,175	83,205,175	81,989,358
Convertible redeemable preferred shares, Amount at beginning	$ 2,883,451,470	$ 2,861,748,733	$ 3,454,368,508	$ 2,326,363,413
Issuance of Preferred Shares (in Shares)				1,215,817
Issuance of Preferred Shares				$ 40,297,282
Preferred Shares redemption value accretion		$ 21,702,737	$ 11,096,312	$ 1,087,707,813
Repurchase of preferred shares (in Shares)	(3,017,119)
Repurchase of preferred shares	$ (138,093,537)
Conversion of preferred shares to ordinary shares (in Shares)	(80,188,056)
Conversion of preferred shares to ordinary shares	$ (2,745,357,933)
Convertible redeemable preferred shares at ending (in Shares)		83,205,175	83,205,175	83,205,175
Convertible redeemable preferred shares, Amount at ending		$ 2,883,451,470	$ 3,465,464,820	$ 3,454,368,508